Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement [Text Block]	jhshrtdurcreopp_SupplementTextBlock

John Hancock Funds II

Short Duration Credit Opportunities Fund

Supplement dated January 3, 2014 to the current Class A Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A front-end and deferred sales charges are being reduced, and the terms and holding schedule of the Class A deferred sales charge are being modified as set forth below. These changes will take effect on February 3, 2013 and purchases made prior to this date are subject to the front-end sales charges, deferred sales charges and holding schedules currently described in the fund's prospectus and statement of additional information.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)	Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50% (on certain purchases, including those of $250,000 or more)
Small account fee (for fund account balances under $1,000)	$20

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class A
1 year	370
3 years	1,311
5 years	2,258
10 years	4,658

| (Short Duration Credit Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
| (Short Duration Credit Opportunities Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	2.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	370
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,658
[1]	(on certain purchases, including those of $250,000 or more)